Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
January 31, 2025
IHD-NPRT1-0425
1.9885308.107
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 9.6%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Wesfarmers Ltd	5,590	267,086
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Woodside Energy Group Ltd	76,872	1,184,818
Financials - 3.4%
Banks - 3.4%
ANZ Group Holdings Ltd	76,355	1,458,321
Westpac Banking Corp	86,999	1,830,380
		3,288,701
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd	13,380	238,272
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	16,679	205,989
Materials - 4.3%
Metals & Mining - 4.3%
BHP Group Ltd	63,350	1,578,607
Glencore PLC	393,785	1,714,988
IGO Ltd	251,042	771,976
		4,065,571
TOTAL AUSTRALIA		9,250,437
AUSTRIA - 1.8%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
OMV AG	40,929	1,696,804
BRAZIL - 1.5%
Materials - 1.5%
Chemicals - 1.5%
Yara International ASA	47,031	1,410,381
CANADA - 17.0%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
BCE Inc	52,022	1,243,212
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,361	153,763
Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Enbridge Inc	60,193	2,612,208
Tourmaline Oil Corp	42,680	1,951,212
		4,563,420
Financials - 5.7%
Banks - 5.7%
Bank of Nova Scotia/The	21,725	1,115,464
Canadian Imperial Bank of Commerce	20,937	1,323,516
Royal Bank of Canada	14,574	1,782,994
Toronto Dominion Bank	21,412	1,225,803
		5,447,777
Industrials - 0.9%
Ground Transportation - 0.5%
Canadian National Railway Co	4,327	453,599
Professional Services - 0.4%
Thomson Reuters Corp	2,592	437,110
TOTAL INDUSTRIALS		890,709

Materials - 1.9%
Chemicals - 1.9%
Nutrien Ltd	34,764	1,800,551
Utilities - 2.2%
Electric Utilities - 2.2%
Emera Inc	55,409	2,112,677
TOTAL CANADA		16,212,109
CHINA - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Wilmar International Ltd	65,300	150,324
DENMARK - 1.0%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	7,138	603,899
Industrials - 0.4%
Marine Transportation - 0.4%
AP Moller - Maersk A/S Series B	240	355,911
Transportation Infrastructure - 0.0%
Svitzer Group A/S	480	14,175
TOTAL INDUSTRIALS		370,086

TOTAL DENMARK		973,985
FINLAND - 3.4%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Kesko Oyj B Shares	6,124	117,775
Financials - 2.6%
Banks - 1.4%
Nordea Bank Abp (Sweden)	110,269	1,314,632
Insurance - 1.2%
Sampo Oyj A Shares	29,265	1,210,204
TOTAL FINANCIALS		2,524,836

Industrials - 0.5%
Machinery - 0.5%
Kone Oyj B Shares	9,063	471,072
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	36,166	170,706
TOTAL FINLAND		3,284,389
FRANCE - 9.4%
Consumer Discretionary - 0.9%
Automobile Components - 0.3%
Cie Generale des Etablissements Michelin SCA Series B	7,836	273,703
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	783	572,626
TOTAL CONSUMER DISCRETIONARY		846,329

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
TotalEnergies SE	38,796	2,274,230
Financials - 1.5%
Banks - 1.5%
BNP Paribas SA	21,055	1,438,461
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	966	266,817
Industrials - 1.4%
Construction & Engineering - 1.0%
Bouygues SA	11,870	377,957
Vinci SA	4,840	525,784
		903,741
Trading Companies & Distributors - 0.4%
Rexel SA	16,165	429,855
TOTAL INDUSTRIALS		1,333,596

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	674	123,281
Utilities - 2.9%
Multi-Utilities - 2.9%
Engie SA	167,264	2,767,289
TOTAL FRANCE		9,050,003
GERMANY - 3.3%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Bayerische Motoren Werke AG	2,715	221,839
Mercedes-Benz Group AG	4,736	290,081
		511,920
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG	4,520	101,681
Industrials - 0.7%
Air Freight & Logistics - 0.7%
Deutsche Post AG	17,309	626,356
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	4,623	154,051
Materials - 1.9%
Chemicals - 1.9%
BASF SE	36,940	1,789,871
TOTAL GERMANY		3,183,879
HONG KONG - 2.8%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASMPT Ltd	29,400	268,093
Utilities - 2.5%
Gas Utilities - 2.5%
Hong Kong & China Gas Co Ltd	3,162,000	2,422,755
TOTAL HONG KONG		2,690,848
ITALY - 4.6%
Financials - 1.5%
Banks - 1.5%
Mediobanca Banca di Credito Finanziario SpA	90,731	1,493,076
Utilities - 3.1%
Electric Utilities - 3.1%
Enel SpA	413,875	2,955,345
TOTAL ITALY		4,448,421
JAPAN - 16.5%
Communication Services - 3.1%
Wireless Telecommunication Services - 3.1%
SoftBank Corp	2,267,500	2,931,569
Consumer Discretionary - 1.8%
Automobile Components - 0.4%
Niterra Co Ltd	10,600	351,919
Automobiles - 1.1%
Isuzu Motors Ltd	21,200	286,477
Toyota Motor Corp	38,935	747,648
		1,034,125
Household Durables - 0.3%
Sekisui House Ltd	13,700	316,997
TOTAL CONSUMER DISCRETIONARY		1,703,041

Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc	10,700	274,531
Financials - 5.3%
Banks - 5.3%
Mizuho Financial Group Inc	67,200	1,869,102
Sumitomo Mitsui Financial Group Inc	77,200	1,928,381
Sumitomo Mitsui Trust Group Inc	53,100	1,331,186
		5,128,669
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astellas Pharma Inc	26,600	260,159
Takeda Pharmaceutical Co Ltd	12,200	331,610
		591,769
Industrials - 2.9%
Marine Transportation - 1.5%
Kawasaki Kisen Kaisha Ltd	34,100	434,480
Mitsui OSK Lines Ltd	15,200	519,068
Nippon Yusen KK	16,200	510,951
		1,464,499
Trading Companies & Distributors - 1.4%
Mitsubishi Corp	42,400	681,658
Mitsui & Co Ltd	34,000	677,585
		1,359,243
TOTAL INDUSTRIALS		2,823,742

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.4%
SUMCO Corp	14,100	105,352
Tokyo Electron Ltd	1,700	287,688
		393,040
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	8,900	288,409
TOTAL INFORMATION TECHNOLOGY		681,449

Materials - 1.8%
Metals & Mining - 1.8%
Nippon Steel Corp	81,700	1,703,644
TOTAL JAPAN		15,838,414
NETHERLANDS - 2.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	5,127	182,065
Financials - 1.4%
Banks - 1.4%
ABN AMRO Bank NV depository receipt (b)(c)	81,265	1,369,827
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV	646	485,329
TOTAL NETHERLANDS		2,037,221
NORWAY - 3.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	6,789	136,508
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Equinor ASA	67,064	1,623,444
Materials - 1.7%
Metals & Mining - 1.7%
Norsk Hydro ASA	269,004	1,593,407
TOTAL NORWAY		3,353,359
SINGAPORE - 2.3%
Financials - 2.3%
Banks - 2.3%
Oversea-Chinese Banking Corp Ltd	170,400	2,187,678
SPAIN - 4.5%
Communication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Telefonica SA (d)	636,061	2,601,890
Financials - 1.8%
Banks - 1.8%
Banco Bilbao Vizcaya Argentaria SA	149,733	1,719,987
TOTAL SPAIN		4,321,877
SWEDEN - 2.4%
Financials - 1.3%
Banks - 1.3%
Svenska Handelsbanken AB A Shares	113,702	1,262,516
Industrials - 0.9%
Machinery - 0.9%
Volvo AB B Shares	31,802	881,939
Information Technology - 0.2%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	23,320	176,829
TOTAL SWEDEN		2,321,284
SWITZERLAND - 2.3%
Financials - 1.9%
Insurance - 1.9%
Zurich Insurance Group AG	2,975	1,814,388
Industrials - 0.4%
Marine Transportation - 0.4%
Kuehne + Nagel International AG	1,587	362,823
TOTAL SWITZERLAND		2,177,211
UNITED KINGDOM - 9.1%
Communication Services - 2.7%
Wireless Telecommunication Services - 2.7%
Vodafone Group PLC	2,988,999	2,550,762
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Taylor Wimpey PLC	224,830	335,933
Consumer Staples - 0.7%
Tobacco - 0.7%
British American Tobacco PLC	8,725	346,595
Imperial Brands PLC	8,822	298,270
		644,865
Financials - 3.6%
Banks - 2.6%
HSBC Holdings PLC	234,770	2,467,021
Capital Markets - 1.0%
Schroders PLC	213,813	940,483
TOTAL FINANCIALS		3,407,504

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	3,689	519,983
Industrials - 1.3%
Aerospace & Defense - 0.6%
BAE Systems PLC	38,994	593,052
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	47,000	236,460
DCC PLC	6,317	439,555
		676,015
TOTAL INDUSTRIALS		1,269,067

TOTAL UNITED KINGDOM		8,728,114
UNITED STATES - 2.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	13,902	187,325
Consumer Staples - 0.3%
Food Products - 0.3%
Nestle SA	3,883	331,320
Health Care - 1.7%
Pharmaceuticals - 1.7%
GSK PLC	12,076	210,820
Novartis AG	4,884	514,083
Roche Holding AG	1,749	550,866
Sanofi SA	3,030	328,843
		1,604,612
TOTAL UNITED STATES		2,123,257
TOTAL COMMON STOCKS (Cost $95,794,389)		95,439,995

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $15,963)	4.46	16,000	15,968

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	44,785	44,794
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	2,718,478	2,718,750
TOTAL MONEY MARKET FUNDS (Cost $2,763,544)			2,763,544

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $98,573,896)	98,219,507
NET OTHER ASSETS (LIABILITIES) - (2.4)% (e)	(2,262,283)
NET ASSETS - 100.0%	95,957,224

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	4	Mar 2025	474,100	6,552	6,552

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,369,827 or 1.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,369,827 or 1.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Includes $23,259 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,968.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	888,022	843,228	1,263	-	-	44,794	44,785	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,552,567	1,833,817	11,304	-	-	2,718,750	2,718,478	0.0%
Total	-	5,440,589	2,677,045	12,567	-	-	2,763,544	2,763,263

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.